Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Schedule of earnings per share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2020 £’000	2019 £’000	2018 £’000
Profit for the year attributable to equity holders of the Company	21,410	24,007	18,975
Fair value movement of financial liabilities	—	—	126
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	21,410	24,007	19,101

	2020	2019	2018
Weighted average number of shares outstanding	53,423,575	50,116,979	45,100,165
Diluted by: options in issue and contingent shares	2,641,505	4,909,244	5,326,051
Weighted average number of shares outstanding (diluted)	56,065,080	55,026,223	50,426,216

	2020	2019	2018
Earnings per share - diluted (£)	0.38	0.44	0.38
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2020 £’000	2019 £’000	2018 £’000
Profit for the year attributable to equity holders of the Company	21,410	24,007	18,975

	2020	2019	2018
Weighted average number of shares outstanding	53,423,575	50,116,979	45,100,165

	2020	2019	2018
Earnings per share - basic (£)	0.40	0.48	0.42